Loan Capital - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Loan capital
Loan capital	$ 39,970	$ 37,883	$ 33,176
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	8,535	10,104
Westpac capital notes
Loan capital
Loan capital	6,697	8,376
USD AT1 securities
Loan capital
Loan capital	1,838	1,728
Tier 2 loan capital
Loan capital
Loan capital	31,435	27,779
Subordinated notes
Loan capital
Loan capital	31,435	27,779
Parent Entity
Loan capital
Loan capital	38,891	36,770	$ 32,085
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	8,535	10,104
Parent Entity | Westpac capital notes
Loan capital
Loan capital	6,697	8,376
Parent Entity | USD AT1 securities
Loan capital
Loan capital	1,838	1,728
Parent Entity | Tier 2 loan capital
Loan capital
Loan capital	30,356	26,666
Parent Entity | Subordinated notes
Loan capital
Loan capital	$ 30,356	$ 26,666